ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 90.5%

Biotechnology – 55.1%
ATAI Life Sciences NV (Germany)*	190,600	$630,886
Bright Minds Biosciences, Inc. (Canada)*	285,278	350,892
Cybin, Inc. (Canada)*(a)	1,439,433	696,685
Enveric Biosciences, Inc.*(a)	78,354	330,654
GH Research PLC (Ireland)*(a)	30,056	349,251
Intra-Cellular Therapies, Inc.*	8,076	375,776
Mind Medicine MindMed, Inc.*	59,952	209,832
PsyBio Therapeutics Corp.*	2,583,122	243,976
Sage Therapeutics, Inc.*	9,232	361,525
Seelos Therapeutics, Inc.*	470,151	484,255
Small Pharma, Inc. (Canada)*	2,000,937	230,208
Total Biotechnology		4,263,940

Healthcare - Services – 10.1%
Field Trip Health & Wellness Ltd. (Canada)*	429,851	60,136
Greenbrook TMS, Inc. (Canada)*	117,428	310,010
Numinus Wellness, Inc. (Canada)*	1,285,159	249,578
Reunion Neuroscience, Inc. (Canada)*	110,152	160,822
Total Healthcare - Services		780,546

Pharmaceuticals – 25.3%
Alkermes PLC*	13,762	307,306
Compass Pathways PLC (United Kingdom)*(b)	82,888	889,388
FSD Pharma, Inc., Class B (Canada)*	452,529	380,124
Relmada Therapeutics, Inc.*(a)	10,458	387,155
Total Pharmaceuticals		1,963,973

Total Common Stocks
(Cost $12,778,613)		7,008,459

MONEY MARKET FUND – 6.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.47%(c)
(Cost $528,663)	528,663	528,663

REPURCHASE AGREEMENTS – 6.6%(d)
BofA Securities, Inc., dated 09/30/22, due 10/03/22, 2.94%, total to be received $13,547, (collateralized by various U.S. Government Agency Obligations, 4.13%, 9/30/27, totaling $13,815)	$13,544	13,544
Citibank NA, dated 09/30/22, due 10/03/22, 3.05%, total to be received $249,063, (collateralized by various U.S. Government Agency Obligations, 1.38%-4.50%, 4/15/25-12/1/48, totaling $254,195)	249,000	249,000
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.04%, total to be received $249,063, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 8/15/25-8/20/52, totaling $253,980)	249,000	249,000

Total Repurchase Agreements
(Cost $511,544)		511,544

Total Investments – 103.9%
(Cost $13,818,820)		8,048,666
Liabilities in Excess of Other Assets – (3.9%)		(305,108)
Net Assets – 100.0%		$7,743,558

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $581,947; the aggregate market value of the collateral held by the fund is $700,855. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $189,311.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2022.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,008,459	$-	$-	$7,008,459
Money Market Fund	528,663	-	-	528,663
Repurchase Agreements	-	511,544	-	511,544
Total	$7,537,122	$511,544	$-	$8,048,666

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$-	$(390,615)	$-	$(390,615)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Biotechnology	55.1%
Healthcare - Services	10.1
Pharmaceuticals	25.3
Money Market Fund	6.8
Repurchase Agreements	6.6
Total Investments	103.9
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Total Return Swap contracts outstanding as of September 30, 2022:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Betterlife Pharma	-	-	8/25/2026	$24,939	$15,619	$(9,320)
Core One Labs	-	-	8/25/2026	99,949	41,535	(58,414)
Empower Clinics	-	-	8/25/2026	30,268	-	(30,268)
Mindcure Health	-	-	8/25/2026	30,395	7,930	(22,465)
Mindset Pharma	-	-	8/25/2026	76,703	47,216	(29,487)
Numinus Wellness	-	-	8/25/2026	27,601	6,525	(21,076)
Optimi Health	-	-	8/25/2026	21,689	8,676	(13,013)
Psyched Wellness	-	-	8/25/2026	23,201	11,008	(12,193)
Red Light Holland	-	-	8/25/2026	19,988	8,137	(11,851)
Revive Therapeutics	-	-	8/25/2026	60,723	27,840	(32,883)
Tryp Therapeutics	-	-	8/25/2026	39,076	16,800	(22,276)
Wesana Health	-	-	8/25/2026	134,195	6,826	(127,369)
Net Unrealized Depreciation						$(390,615)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.